Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (42,727)	$ (87,219)	$ (120,380)
Share-based compensation expense	22,737	24,612	32,363
Allowance for current expected credit losses	8,728	7,046	5,391
Depreciation of property and equipment	3,459	7,096	9,497
Amortization of intangible assets	663	1,384	2,322
Amortization of land use right	3,423	3,165
Deferred tax benefit	(102)	(212)	(336)
Amortization of right-of-use asset	2,576	2,935	4,064
Interest income on debt securities	0	(105)	(401)
Equity in income of affiliates	3,479	31	(244)
Losses from extinguishment of convertible note		1,230
Investment loss	3,328	18,526	8,607
Impairment of goodwill		31,928	11,941
Return on investment from equity affiliates		21
Gain on disposal of property and equipment	(9)	(11)
Changes in assets and liabilities, net of effect of acquisition:
Accounts receivable	(5,047)	(9,100)	(8,033)
Contract assets	(67)	(522)	(564)
Prepayments and other current assets	(13,893)	(1,801)	(515)
Other non-current assets	5,855	(7,278)	3,146
Accounts payable	(248)	3,246	5,526
Advances from customers	1,071	(483)	1,371
Taxes payable	1,326	(1,157)	(391)
Operating lease liabilities	(2,878)	(2,649)	(4,212)
Deferred income	62	(160)	402
Accrued expenses and other liabilities	(5,865)	(4,134)	(1,934)
Net cash used in operating activities	(14,129)	(13,611)	(52,380)
Cash flows from investing activities:
Purchase of short-term bank deposits	(68,300)	(219,445)	(424,627)
Purchase of short-term financial products issued by banks	(70,391)	(29,899)	(19,787)
Purchase of short-term investments	0	(791)	(14,650)
Proceeds from maturity of short-term bank deposits	130,020	467,058	538,765
Proceeds from maturity of short-term financial products issued by banks	105,395	17,522	3,549
Proceeds from sale of short-term investments	235
Purchase of long-term bank deposits	(35,500)	(143,127)	(40,657)
Purchase of long-term financial products issued by banks	(61,400)	(20,000)
Purchase of long-term investments	(562)	(15)	(18,160)
Purchase of property and equipment	(2,546)	(924)	(4,123)
Prepayment for a long-term investment			(1,949)
Withdrawal of long-term investments			2,113
Deposit for land use right purchase			(34,159)
Withdrawal of deposit for land use right purchase			34,159
Prepayment for land use rights purchase			(171,592)
Purchase of land use right		(5,133)
Purchase of construction in progress for the headquarters project	(35,248)	(10,792)
Cash received for business disposal		5,769
Cash paid for an acquisition		(3,680)
Disposal of property and equipment	93	92
Cash received from disposal of long-term investments	155
Return of investment from equity affiliates		8	56
Advance payment received for business disposal			7,000
Net cash (used in) provided by investing activities	(38,049)	56,643	(144,062)
Cash flows from financing activities:
Proceeds from long-term borrowings for headquarters project	35,790	10,909
Proceeds from exercise of employees' share options	853	634	1,096
Deposit received in relation to headquarters project	20,408
Payment of financing cost	0		(2,111)
Deposits received for business disposal			1,000
Deposits returned for business disposal		(1,000)
Net cash (used in) provided by financing activities	45,994	(52,368)	(41,150)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(162)	(805)	(918)
Net decrease in cash, cash equivalents and restricted cash	(6,346)	(10,141)	(238,510)
Cash balance recorded in held-for-sale assets			1,488
Cash, cash equivalents and restricted cash			47,314
Cash, cash equivalents and restricted cash at beginning of year	37,173	45,826	285,824
Cash, cash equivalents and restricted cash at end of year	30,827	37,173	45,826
Supplemental disclosure of cash flow information:
Income taxes paid	185	152	55
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	2,878	2,649	4,212
Right-of-use assets obtained in exchange for operating lease obligations	2,325	4,588	198
Non-cash financing and investing activities:
Payables for property and equipment	398	12	227
Proceeds receivable from exercise of employees' share options	417	116	90
Deposits utilized for employees' share option exercises			13
Payables for treasury shares, at cost	83	210	680
Payables for construction in progress for the headquarters project	12,834	7,098	1,184
Settlement of compensation costs in relation to an acquisition with shares		1,830
Class A Ordinary Shares
Cash flows from financing activities:
Repurchase of Class A ordinary shares	$ (11,057)	$ (62,911)	$ (41,135)